Related Party Transactions and Material Service Agreements, Related Party Transactions (Q2) (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Member
Related Party Transactions [Abstract]
Payment of finder's fee			$ 300,000
Number of members who own entity | Member			1
Management Services [Member]
Related Party Transactions [Abstract]
Payments to related parties	$ 0	$ 0
Marketing Services [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party	100,000	$ 100,000
Service contract termination clause		30 days
Financial Services [Member]
Related Party Transactions [Abstract]
Payments to related parties	100,000	$ 200,000
Notice period to terminate agreement		60 days
Payments for agreement regarding financial operation		$ 21,160
Period of payment		1 month
Employment Agreement [Member]
Related Party Transactions [Abstract]
Payments to related parties	$ 100,000	$ 200,000
Term of agreement		6 months
Other Professional Services [Member]
Related Party Transactions [Abstract]
Payments to related parties		$ 0	$ 400,000